Statements Of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Millburn Multi-Markets Fund L.P. [Member] | Series A [Member]
Limited partners, units outstanding	140,590.2950	106,145.4501
Millburn Multi-Markets Fund L.P. [Member] | Series B [Member]
Limited partners, units outstanding	7,017.8811	7,449.1566
Millburn Multi-Markets Fund L.P. [Member] | Series C [Member]
Limited partners, units outstanding	1,930.6399	2,297.6071
Millburn Multi-Markets Trading L.P. [Member]
Investments in U.S Treasury notes, amortized cost	$ 27,441,546	$ 30,540,808
Cash denominated in foreign currencies, cost	6,590,374	4,266,766
Investments in U.S Treasury notes, amortized cost	$ 179,527,858	$ 118,488,573